Borrowings - By type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Borrowings
Total borrowings	₨ 1,525,085	₨ 1,176,405
Secured bank loans/NBFC's | INR | Fixed rate
Borrowings
Interest rate (as a percent)		14.75%
Total borrowings		₨ 161,120
Bank overdraft
Borrowings
Total borrowings	719,141	797,343
Vehicle loan | Fixed rate
Borrowings
Total borrowings	₨ 14,413	₨ 39,208
Vehicle loan | INR | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	8.00%	8.00%
Vehicle loan | INR | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	10.00%	10.00%
Lease liabilities (refer to note 44) | SGD | Fixed rate
Borrowings
Total borrowings	₨ 1,072	₨ 4,103
Lease liabilities (refer to note 44) | SGD | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	2.99%	2.99%
Lease liabilities (refer to note 44) | SGD | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	3.18%	3.18%
Secured bank loans | USD | Fixed rate
Borrowings
Interest rate (as a percent)		9.00%
Total borrowings		₨ 174,631
Invoice Discounting
Borrowings
Total borrowings	₨ 251,903
Lease liabilities (refer to note 44)
Borrowings
Total borrowings	₨ 538,556
Lease liabilities (refer to note 44) | INR | Fixed rate
Borrowings
Interest rate (as a percent)	14.40%